Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Summary of Accounts Receivable
The information below is presented by segment.

	June 30, 2016	December 31, 2015
	(In millions)
California	$180	$104
Florida	103	22
Illinois	106	35
Michigan	62	39
New Mexico	64	51
Ohio	112	66
Puerto Rico	50	33
South Carolina	11	6
Texas	60	56
Utah	38	18
Washington	81	53
Wisconsin	46	22
Direct delivery and other	5	6
Total Health Plans segment	918	511
Molina Medicaid Solutions segment	41	37
Other segment	53	49
	$1,012	$597

The information below is presented by segment.

	December 31,
	2015	2014
	(In millions)
California	$104	$311
Florida	22	2
Illinois	35	32
Michigan	39	20
New Mexico	51	50
Ohio	66	45
Puerto Rico	33	—
South Carolina	6	4
Texas	56	29
Utah	18	6
Washington	53	43
Wisconsin	22	8
Direct delivery and other	6	11
Total Health Plans segment	511	561
Molina Medicaid Solutions segment	37	35
Other segment	49	—
	$597	$596